20 Financial instruments (Details 18)		Dec. 31, 2020	Dec. 31, 2019
Stages 1 minimum risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit rating		67.52%	74.23%
Stages 2 low risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit rating		20.08%	14.89%
Stages 3 moderate risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit rating		10.43%	7.82%
Stages 4 high risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit rating		1.10%	1.06%
Stages 5 very high risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit rating	[1]	0.86%	1.99%

[1]	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.